February 2, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE:	BlackRock Global Opportunities Portfolio, BlackRock International Opportunities
Portfolio, BlackRock U.S. Opportunities Portfolio, BlackRock Health Sciences
Opportunities Portfolio and BlackRock Science & Technology Opportunities
Portfolio, each a series of BlackRock FundsSM
Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A
(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series BlackRock Global Opportunities Portfolio, BlackRock International Opportunities Portfolio, BlackRock U.S. Opportunities Portfolio, BlackRock Health Sciences Opportunities Portfolio and BlackRock Science & Technology Opportunities Portfolio (the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 431 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on January 28, 2015.

Sincerely,

BlackRock FundsSM

/s/ Janey Ahn
Janey Ahn Assistant Secretary of the Registrant